Income taxes (Q1) (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income taxes [Abstract]
Current income tax expense	$ 0	$ 0	$ 0
Deferred income tax expense	$ 0	$ 0	0
Effective tax rate	0.00%	0.00%
Federal statutory rate	21.00%	21.00%
Accrued interest and penalties related to uncertain tax positions	$ 0	$ 0	$ 0